Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued legal		$ 0	$ 2,198
Accrued professional fees	$ 2,600	275	460
Accrued GEM facility commitment fee	4,000	4,000	0
Accrued contingency fee	96	199	0
Accrued wages and benefits	1,632	1,298	250
Deposits made on mining services agreement	1,000	0
Miner purchases not paid	333	0
Other accrued expenses and other current liabilities	365	455
Other accrued expenses and other current liabilities		515	267
Total accrued expenses and other current liabilities	$ 10,026	6,227
Total accrued expenses and other current liabilities		$ 6,287	$ 3,175